VALIC COMPANY I

Asset Allocation Fund

Small Cap Fund

(the “Funds”)

Explanatory Note: Incorporated herein by reference is the Supplement to the Funds’ prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on October 1, 2016 (SEC Accession No.s 0001193125-17-021986 and 0001193125-17-022077).